UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2009
Date of reporting period: August 31, 2009

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Growth Fund

Common Stock	Quantity	Market Value	% Portfoio	Industry
AT&T	10,000	$260,500	1.74%	Telecommunctns - Services
Abbott Laboratories	7,000	$316,610	2.12%	Medical - Drugs
Adobe Systems	7,600	$238,792	1.60%	Computer - Software
Advanced Micro Devices	10,000	$43,600	0.29%	Elec Components - Semicondtrs
Agilent Technologies	13,000	$333,840	2.23%	Elec Components - Misc
Alaska Air Group	10,000	$252,300	1.69%	Transportation - Airline
Alcoa	30,000	$361,500	2.42%	Metal Ores - Non Ferrous
Allegiant Travel	10,000	$391,900	2.62%	Transportation - Airline
Amazon.com	6,000	$487,140	3.26%	Retail - Internet
Amgen	3,700	$221,186	1.48%	Medical - Biomed/Genetics
Apple	8,000	$1,345,680	9.00%	Computer - Mini/Micro
Banner Corporation	100,000	$324,000	2.17%	Banks - West
Bed Bath & Beyond	5,000	$182,400	1.22%	Retail - Misc/Diversified
Best Buy	8,000	$290,240	1.94%	Retail - Consumer Elect
Chubb	7,000	$345,730	2.31%	Insurance - Propt/Casul/Title
Devon Energy	4,500	$276,210	1.85%	Oil & Gas - U S Explo & Prod
Dr Pepper Snapple	12,000	$317,280	2.12%	Beverages - Soft Drink
Duke Energy	10,000	$154,900	1.04%	Utility - Electric Power
FPL	7,000	$393,260	2.63%	Utility - Electric Power
FTI Consulting	5,000	$217,700	1.46%	Business Services
Freeport-McMoRan Copper & Gold	5,000	$314,900	2.11%	Metal Ores - Misc
Harman International Industries	1,900	$56,981	0.38%	Audio/Video Home Products
Hewlett-Packard	7,000	$314,230	2.10%	Computer - Mini/Micro
Honeywell International	10,000	$367,600	2.46%	Diversified Operations
Idacorp	6,000	$170,880	1.14%	Utility - Electric Power
Intuit	9,000	$249,930	1.67%	Computer - Software
KB Home	25,000	$455,250	3.04%	Building - Resident/Commercl
Ligand Pharmaceuticals	10,000	$24,000	0.16%	Medical - Biomed/Genetics
Eli Lilly	3,500	$117,110	0.78%	Medical - Drugs
Lincoln Electric Holdings	4,000	$182,080	1.22%	Machinery - Tools & Rel Prods
LoopNet	20,000	$159,800	1.07%	Internet Content
Lowe's	9,000	$193,500	1.29%	Buildg Prods - Retail/Whlsle
NRG Energy	10,000	$268,500	1.79%	Utility - Electric Power
Norfolk Southern	4,500	$206,415	1.38%	Transportation - Rail
Nucor	4,000	$178,160	1.19%	Steel - Producers
Oracle	15,000	$328,200	2.19%	Computer - Software
PepsiCo	6,000	$340,020	2.27%	Beverages - Soft Drink
Pfizer	15,000	$250,500	1.67%	Medical - Drugs
Pharmaceutical Product Development	15,000	$301,650	2.02%	Medical - Drugs
Raytheon	6,500	$306,670	2.05%	Aerospace - Equipment
Red Lion Hotels	50,000	$290,000	1.94%	Hotels & Motels
Regal-Beloit	5,500	$250,030	1.67%	Machinery - Tools & Rel Prods
Charles Schwab	25,000	$451,500	3.02%	Finance - Investment Bkrs
Sempra Energy	3,000	$150,510	1.01%	Utility - Gas Distribution
Spectra Energy	13,000	$244,660	1.64%	Oil & Gas - Prods/Pipeline
Staples	6,000	$129,660	0.87%	Office Equip & Supplies
3Com	60,000	$261,000	1.74%	Computer - Local Networks
Trimble Navigation	14,000	$356,440	2.38%	Instruments - Elec Measuring
United Parcel Service	2,500	$133,650	0.89%	Transportation - Services
VCA Antech	8,000	$198,000	1.32%	Medical - Hospitals
Verizon Communications	3,000	$93,120	0.62%	Telecommunctns - Services
Washington Banking	10,000	$98,300	0.66%	Banks - West
Weyerhaeuser	6,000	$224,340	1.50%	Buildg Prods - Wood
John Wiley & Sons	8,000	$256,560	1.72%	Publishing - Books
Noble	8,000	$280,240	1.87%	Oil & Gas - Offshore Drillng

	TOTAL	$14,959,154	100.00%

Saturna Investment Trust, Sextant Core Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	2,600	$67,730	2.00%	Telecommunctns - Services
Adobe Systems	1,100	$34,562	1.02%	Computer - Software
Alcoa	2,000	$24,100	0.71%	Metal Ores - Non Ferrous
Anglo American PLC ADR	1,119	$18,117	0.54%	Metal Ores - Gold
Apple	250	$42,053	1.24%	Computer - Mini/Micro
Arch Coal	2,000	$34,640	1.03%	Coal
Australia & New Zealand Banking ADS	1,750	$31,343	0.93%	Banks - Foreign
BASF SE ADS	400	$20,896	0.62%	Chemicals - Diversified
Berkley WR Corp	100,000	$95,422	2.82%	Insurance - Propt/Casul/Title
BHP Billiton ADS	650	$40,495	1.20%	Metal Ores - Non Ferrous
Black & Decker	350	$15,442	0.46%	Tools - Hand Held
CRH PLC ADS	600	$15,276	0.45%	Building - Cement/Concrete/Ag
CSX Corp.	95,000	$100,911	2.99%	Transportation - Rail
Canadian National Railway	800	$38,616	1.14%	Transportation - Rail
China Mobile ADS	500	$24,610	0.73%	Telecommunctns - Cellular
Chubb	750	$37,043	1.10%	Insurance - Propt/Casul/Title
City Group	100,000	$91,621	2.71%	Banks - Money Center
ConocoPhillips	1,250	$56,288	1.67%	Oil & Gas - U S Integrated
EI du Pont de Nemours	100,000	$106,329	3.15%	Chemicals - Diversified
Emerson Electric	100,000	$107,721	3.19%	Elec Components - Misc
Express Scripts	500	$36,110	1.07%	Medical - Hlth Maint Orgs
FPL	600	$33,708	1.00%	Utility - Electric Power
Freeport-McMoRan Copper & Gold	200	$12,596	0.37%	Metal Ores - Misc
Genentech Inc	150,000	$154,150	4.56%	Medical - Drugs
General Mills	1,000	$59,730	1.77%	Food - Misc Preparation
GlaxoSmithKline PLC ADS	500	$19,550	0.58%	Medical - Drugs
Harris	550	$19,102	0.57%	Telecommunctns - Equip
Harris Stratex Networks	136	$824	0.02%	Telecommunctns - Services
Heinz (H.J.)	1,000	$38,500	1.14%	Food - Canned
Hewlett-Packard	1,000	$44,890	1.33%	Computer - Mini/Micro
Home Depot	100,000	$103,455	3.06%	Buildg Prods - Retail/Whlsle
Honeywell International	850	$31,246	0.92%	Diversified Operations
Idacorp	900	$25,632	0.76%	Utility - Electric Power
ING Groep NV ADS	400	$6,028	0.18%	Insurance - Multi Line
JP Morgan Chase & Co	550	$23,903	0.71%	Banks - Money Center
Johnson & Johnson	700	$42,308	1.25%	Medical - Supplies
Kimberly-Clark	625	$37,788	1.12%	Paper & Paper Products
LAN Airlines SA ADS	3,500	$41,475	1.23%	Transportation - Airline
Eli Lilly	1,000	$33,460	0.99%	Medical - Drugs
Lockheed Martin	400	$29,992	0.89%	Electronics - Military Sys
Lowe's	900	$19,350	0.57%	Buildg Prods - Retail/Whlsle
McGraw-Hill	1,000	$33,610	0.99%	Publishing - Books
Monsanto	600	$50,328	1.49%	Medical - Drugs
Nike	900	$49,851	1.48%	Shoes & Related Apparel
Nomura Holdings ADR	700	$6,209	0.18%	Finance - Investment Bkrs
Norsk Hydro ASA ADS	2,000	$11,960	0.35%	Oil & Gas - Intl Integrated
Novartis AG ADR	800	$37,176	1.10%	Medical - Drugs
Novo Nordisk A/S ADS	400	$24,404	0.72%	Medical - Drugs
Nucor	800	$35,632	1.05%	Steel - Producers
PNC Bank	600	$25,554	0.76%	Banks - Northeast
Parker Hannifin	450	$21,897	0.65%	Instruments - Control
Pearson PLC ADS	3,100	$37,820	1.12%	Publishing - Books
PepsiCo	1,000	$56,670	1.68%	Beverages - Soft Drink
Praxair	700	$53,634	1.59%	Chemicals - Specialty
Procter & Gamble	900	$48,699	1.44%	Cosmetics & Toiletries
RPM International	1,000	$16,280	0.48%	Chemicals - Specialty
Staples	90,000	$96,082	2.84%	Office Equip & Supplies
StatoilHydro ASA ADS	603	$13,170	0.39%	Oil & Gas - Intl Integrated
Taiwan Semiconductor ADS	4,034	$43,164	1.28%	Elec Components - Semicondtrs
Telefonica SA ADS	500	$37,890	1.12%	Utility - Telephone
Telefonos de Mexico SAB de CV ADS	1,200	$22,308	0.66%	Utility - Telephone
Telemex International SAB de CV ADR	1,200	$15,456	0.46%	Telecommunctns - Services
3M	600	$43,260	1.28%	Diversified Operations
Tomkins PLC ADS	750	$8,595	0.25%	Diversified Operations
Toronto-Dominion Bank	550	$33,924	1.00%	Banks - Foreign
Total SA ADS	1,100	$62,997	1.86%	Oil & Gas - Intl Integrated
Unilever PLC ADS	1,600	$43,824	1.30%	Food - Misc Preparation
U.S. Treasury Bond	150,000	$210,797	6.24%	U S Government
U.S. Treasury Bond 5-3/8 2/15/31	60,000	$70,191	2.08%	U S Government
UnitedHealth	1,400	$39,200	1.16%	Medical - Hlth Maint Orgs
Verizon	100,000	$107,716	3.19%	Telecommunctns - Cellular
Williams Companies	3,000	$49,320	1.46%	Oil & Gas - Prods/Pipeline
Xerox Corporate Bond	100,000	$102,713	3.04%	Office Automation
Orient-Express Hotels	1,000	$9,960	0.29%	Hotels & Motels
Noble	1,200	$42,036	1.24%	Oil & Gas - Offshore Drillng

	TOTAL	$3,379,333	100.00%

Saturna Investment Trust, Sextant International Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry	Country
Aegon NV	100,000	$754,000	1.67%	Insurance - Multi Line	NETHERLANDS
Air France-KLM ADR	25,000	$379,250	0.84%	Transportation - Airline	FRANCE
America Movil SAB de CV ADS	18,000	$812,700	1.80%	Telecommunctns - Cellular	MEXICO
American Oriental Bioengineering	100,000	$509,000	1.13%	Medical - Biomed/Genetics	CHINA
Anglo American PLC ADR	80,000	$1,295,200	2.87%	Metal Ores - Gold	UNITED KINGDOM
Australia & New Zealand Banking ADS	20,000	$358,200	0.79%	Banks - Foreign	AUSTRALIA
AXA SA ADS	17,000	$388,790	0.86%	Banks - Foreign	FRANCE
BASF SE ADS	3,400	$177,616	0.39%	Chemicals - Diversified	GERMANY
BCE	45,000	$1,105,650	2.45%	Telecommunctns - Equip	CANADA
Banco Bilbao Vizcaya Argentaria SA	30,000	$533,700	1.18%	Banks - Foreign	SPAIN
Banco Santander ADS	100,000	$1,543,000	3.41%	Banks - Foreign	SPAIN
Barrick Gold	25,000	$867,500	1.92%	Metal Ores - Gold	CANADA
BHP Billiton ADS	14,000	$872,200	1.93%	Metal Ores - Non Ferrous	AUSTRALIA
CPFL Energia S A ADR	6,000	$314,040	0.69%	Utility - Electric Power	BRAZIL
CRH PLC ADS	10,000	$254,600	0.56%	Building - Cement/Concrete/Ag	IRELAND
Cadbury PLC ADS	20,000	$755,800	1.67%	Food - Confectionery	UNITED KINGDOM
Canadian Pacific Railway	32,000	$1,531,520	3.39%	Transportation - Rail	CANADA
Canon ADS	11,000	$420,310	0.93%	Office Automation	JAPAN
China Mobile ADS	9,000	$442,980	0.98%	Telecommunctns - Cellular	CHINA
China Techfaith Wireless ADR	10,000	$25,000	0.06%	Telecommunctns - Cellular	CHINA
Coca-Cola Femsa SAB de CV ADS	20,000	$891,600	1.97%	Beverages - Soft Drink	MEXICO
Dassault Systems SA ADR	5,000	$256,150	0.57%	Computer - Software	FRANCE
EnCana	15,000	$779,850	1.73%	Oil & Gas - Canadn Integrated	CANADA
Enersis SA ADS	40,000	$692,400	1.53%	Utility - Electric Power	CHILE
51job ADR	8,000	$101,600	0.22%	Business Services	CHINA
GlaxoSmithKline PLC ADS	18,000	$703,800	1.56%	Medical - Drugs	UNITED KINGDOM
ICICI Bank Ltd ADS	30,000	$915,600	2.03%	Banks - Foreign	INDIA
Infosys ADS	32,000	$1,383,360	3.06%	Computer - Software	INDIA
ING Groep NV ADS	25,000	$376,750	0.83%	Insurance - Multi Line	NETHERLANDS
Korea Electric Power ADS	20,000	$247,000	0.55%	Utility - Electric Power	KOREA
LAN Airlines SA ADS	100,000	$1,185,000	2.62%	Transportation - Airline	CHILE
Lihir Gold Limited ADS	45,000	$1,040,400	2.30%	Metal Ores - Gold	INDONESIA
Metso Oyj ADS	12,100	$304,073	0.67%	Paper & Paper Products	FINLAND
Mitsubishi UFJ Financial ADR	50,000	$317,000	0.70%	Banks - Foreign	JAPAN
Nidec ADR	13,000	$232,960	0.52%	Machinery - Electrical	JAPAN
Nintendo	17,000	$570,350	1.27%	Toys/Games/Hobby Prod	JAPAN
Nissan Motor ADS	45,000	$627,750	1.39%	Auto/Truck - Mfg Foreign	JAPAN
Nomura Holdings ADR	30,000	$266,100	0.59%	Finance - Investment Bkrs	JAPAN
Novartis AG ADR	10,000	$464,700	1.03%	Medical - Drugs	SWITZERLAND
Novo Nordisk A/S ADS	7,000	$427,070	0.94%	Medical - Drugs	DENMARK
Pearson PLC ADS	50,000	$610,000	1.35%	Publishing - Books	UNITED KINGDOM
Potash Corp of Saskatchewan	13,000	$1,150,630	2.55%	Fertilizers	CANADA
PT Indosat Tbk ADR	5,000	$129,450	0.29%	Utility - Telephone	INDONESIA
Repsol YPF SA ADS	40,000	$993,600	2.20%	Oil & Gas - Intl Integrated	SPAIN
Rio Tinto PLC ADS	4,000	$620,640	1.37%	Metal Ores - Misc	UNITED KINGDOM
Ritchie Bros Auctioneers	22,000	$551,320	1.22%	Building - Heavy Const	CANADA
Ryanair Holdings plc ADS	20,000	$547,800	1.21%	Transportation - Airline	IRELAND
SK Telecom ADR	18,000	$280,080	0.62%	Telecommunctns - Services	KOREA
SAP AG ADS	12,000	$585,120	1.29%	Computer - Software	GERMANY
Shire PLC ADR	20,000	$991,200	2.19%	Medical - Drugs	UNITED KINGDOM
StatoilHydro ASA ADS	5,173	$112,978	0.25%	Oil & Gas - Intl Integrated	NORWAY
Teck Cominco Ltd	100,000	$2,406,000	5.32%	Metal Ores - Non Ferrous	CANADA
Telecom New Zealand ADS	20,000	$186,600	0.41%	Utility - Telephone	NEW ZEALAND
Telefonica SA ADS	15,000	$1,136,700	2.51%	Utility - Telephone	SPAIN
Telefonos de Mexico SAB de CV ADS	15,000	$278,850	0.62%	Utility - Telephone	MEXICO
Telus	20,000	$591,400	1.31%	Telecommunctns - Services	CANADA
Tenaris SA ADR	2,500	$72,450	0.16%	Steel - Pipe & Tubes	ARGENTINA
Teva Pharmaceutical Industries ADS	13,000	$669,500	1.48%	Medical - Generic Drugs	ISRAEL
Toronto-Dominion Bank	15,000	$925,200	2.05%	Banks - Foreign	CANADA
Total SA ADS	20,000	$1,145,400	2.53%	Oil & Gas - Intl Integrated	FRANCE
Turkcell Iletisim Hizmetleri ADR	70,000	$1,127,700	2.49%	Telecommunctns - Cellular	TURKEY
Unilever PLC ADS	20,000	$547,800	1.21%	Food - Misc Preparation	UNITED KINGDOM
UPM-Kymmene Oyj ADS	3,500	$41,860	0.09%	Paper & Paper Products	FINLAND
Vale SA-SP ADR	60,000	$1,152,600	2.55%	Metal Prods - Fabrication	BRAZIL
Vodafone Group PLC ADS	50,000	$1,086,000	2.40%	Telecommunctns - Cellular	UNITED KINGDOM
Votorantim Celulose e Papel SA ADS	45,500	$719,355	1.59%	Paper & Paper Products	BRAZIL
Orient-Express Hotels	100,000	$996,000	2.20%	Hotels & Motels	BERMUDA
Copa Holdings SA	10,000	$417,700	0.92%	Transportation - Airline	PANAMA

	TOTAL	$45,198,502	100.00%

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Apache Corporation	150,000	$160,413	4.63%	4/15/13	Oil & Gas - Intl Integrated
Astrazeneca PLC	125,000	$137,230	3.96%	9/15/12	Medical - Drugs
Bank of New York Mellon	160,000	$168,097	4.86%	4/1/12	Banks - Money Center
Berkshire Hathaway Financial	100,000	$106,901	3.09%	5/15/15	Insurance - Multi Line
Caterpillar Inc.	100,000	$100,203	2.89%	9/15/09	Machinery - Const/Mining
Commerce Charter TWP Michigan	125,000	$131,124	3.79%	12/1/13	General Obligations
Dawson Springs KY ISD Bldg Rev	95,000	$94,761	2.74%	8/1/13	Schools
Dover Corporation	100,000	$107,060	3.09%	2/15/11	Machinery - Genrl Industrial
Florida Power & Light Group Capital	140,000	$150,359	4.34%	9/1/11	Utility - Electric Power
Federal National Mortgae Assoc.	120,000	$122,568	3.54%	2/23/10	U S Government
Fortune Brands	120,000	$122,151	3.53%	1/15/11	Beverages - Alcoholic
Genentech Inc	100,000	$102,767	2.97%	7/15/10	Medical - Drugs
General Electric Capital Corp	100,000	$104,675	3.02%	10/19/12	Diversified Operations
Halliburton Co.	132,000	$137,581	3.97%	10/15/10	Oil & Gas - Field Services
HSBC Finance Corp. (Household Finc)	100,000	$104,192	3.01%	10/15/11	Finance - Consumer Loans
IBM Corporation	135,000	$147,053	4.25%	10/22/12	Computer - Services
International Lease Finance (AIG)	125,000	$120,469	3.48%	4/15/10	Finance - Leasing Cos
Marathon Oil	120,000	$131,254	3.79%	7/1/12	Oil & Gas - U S Integrated
Passaic NJ Taxable Pension GO	100,000	$103,202	2.98%	2/1/13	General Obligations
ConocoPhillips Co	100,000	$106,184	3.07%	5/25/10	Oil & Gas - Intl Integrated
Rhode Island Econ Dev Corp Rev	175,000	$179,606	5.19%	3/15/13	Real Estate - Development
Roche Holdings Inc	150,000	$158,968	4.59%	3/1/12	Medical - Misc Products
Scottish Power PLC	100,000	$101,815	2.94%	3/15/10	Utility - Electric Power
Southwester Mich. Comm. College	125,000	$129,080	3.73%	5/1/15	Schools
TJ X Companies	95,000	$96,295	2.78%	12/15/09	Retail - Discount & Variety
US Treasury Note	200,000	$204,609	5.91%	4/15/10	U S Government
Verizon New England Tel.	129,000	$132,652	3.83%	10/1/13	Utility - Telephone

	TOTAL	$3,461,270	100.00%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Air Products & Chemicals	50,000	$65,844	1.97%	4/15/21	Chemicals - Specialty
Allstate Corp.	50,000	$56,088	1.68%	6/15/13	Insurance - Multi Line
Archer Daniels Midlands	100,000	$116,915	3.50%	2/1/31	Agricultural Operations
AutoZone Inc.	95,000	$98,532	2.95%	11/15/15	Auto Parts - Replacement
BHP Finance USA	125,000	$131,491	3.94%	12/15/15	Metal Ores - Misc
Baker Hughes Inc	100,000	$112,025	3.36%	1/15/29	Oil & Gas - Field Services
Becton Dickinson Corp.	40,000	$40,174	1.20%	10/1/09	Medical - Supplies
Burlington VT Taxable Pub Imp Ser B	160,000	$163,715	4.91%	11/1/28	General Obligations
Caterpillar INC	40,000	$44,835	1.34%	8/15/11	Machinery - Const/Mining
Cingular Wireless (AT&T)	140,000	$161,400	4.84%	12/15/31	Utility - Telephone
CitiCorp	50,000	$50,783	1.52%	10/15/11	Banks - Money Center
Comerica Bank	50,000	$48,364	1.45%	12/1/13	Banks - Midwest
Commonwealth Edison Corp.	50,000	$56,075	1.68%	7/1/13	Utility - Electric Power
Conagra Inc.	4,000	$4,253	0.13%	9/15/10	Food - Misc Preparation
Dayton Hudson Corp. (Target Stores)	50,000	$54,179	1.62%	1/1/11	Retail - Discount & Variety
Dean Witter Discovery & Company	50,000	$52,819	1.58%	10/15/13	Finance - Investment Bkrs
Deere & Co.	95,000	$114,862	3.44%	5/15/30	Machinery - Farm
Dupage Co. IL Cmnty Coll Dist #502	150,000	$152,355	4.57%	1/1/26	General Obligations
Federal Farm Credit Bank	150,000	$154,499	4.63%	1/15/18	U S Government
Federal Home Loan Bank	150,000	$163,829	4.91%	9/15/16	Finance - Mrtg & R.E. Service
Florida Power & Light	100,000	$111,199	3.33%	10/1/33	Utility - Electric Power
Graves CO KY SCD Bldg Lease Rev	150,000	$149,834	4.49%	6/1/24	Schools
Heinz H. J. Co.	75,000	$81,100	2.43%	3/15/12	Food - Misc Preparation
Hershey Foods Co.	50,000	$56,641	1.70%	8/15/12	Food - Confectionery
Lowe's Companies	50,000	$52,743	1.58%	6/1/10	Buildg Prods - Retail/Whlsle
Masco	60,000	$58,096	1.74%	8/15/13	Buildg Prods - Miscellaneous
Milan Cnty Michigan Area Schools	150,000	$153,665	4.61%	5/1/24	General Obligations
Oklahoma City Fin Auth Ed Lease Rev	160,000	$176,346	5.29%	9/1/22	State Education
Paine Webber Group	50,000	$55,141	1.65%	2/15/14	Finance - Investment Bkrs
Pharmacia (PFE)	100,000	$115,801	3.47%	12/1/18	Medical - Drugs
Phillips Electronics Corp	75,000	$84,435	2.53%	8/15/13	Electronics - Misc Products
Progressive	75,000	$81,523	2.44%	10/1/13	Insurance - Propt/Casul/Title
St. Pauls Travelers Insurance	125,000	$134,189	4.02%	12/1/15	Insurance - Propt/Casul/Title
Sempra Energy Corp	50,000	$51,380	1.54%	3/1/10	Utility - Gas Distribution
Southwest Airlines	75,000	$78,827	2.36%	3/1/12	Transportation - Airline
Wal-Mart Stores	45,000	$52,678	1.58%	6/1/13	Retail - Discount & Variety

	TOTAL	$3,336,633	100.00%

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municpal Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Ada & Canyon JSD #2 Meridian	50,000	$58,967	0.44%	7/30/15	Schools
Ada & Canyon JSD #2 Meridian	165,000	$181,254	1.36%	8/15/20	General Obligations
Ada & Canyon JSD #2 Merdian	155,000	$169,215	1.27%	8/15/21	General Obligations
Ada & Canyon JSD # 3 Kuna	500,000	$548,335	4.12%	9/15/19	General Obligations
Washington & Adams Co.s JSDC # 432	100,000	$106,647	0.80%	8/15/19	General Obligations
Bingham Co. SCD #52 Snake HS	400,000	$403,312	3.03%	9/1/27	General Obligations
Bingham Co. Id. SCD # 55 Blackfoot	285,000	$303,086	2.28%	8/1/17	General Obligations
Blackfoot ID COP Series 2000	135,000	$138,837	1.04%	2/1/18	Utility - Waste Mangmt
Blaine County Idaho Series A	150,000	$154,086	1.16%	8/1/23	General Obligations
Boise Co. ID SD # 73 Horseshoe Bend	125,000	$126,991	0.95%	7/31/10	Schools
Boise City ID Gen Fund Rev	160,000	$168,397	1.27%	12/1/17	Finance - Services
Boise City ID Gen Fund Rev	100,000	$104,910	0.79%	12/1/18	Finance - Services
Boise State Univerity ID Rev's	250,000	$253,198	1.90%	4/1/27	Schools
Boise State University Rev 09 Ser A	385,000	$395,907	2.97%	4/1/34	Schools
Boise City Urb Ren Agy Lease Rev	160,000	$171,987	1.29%	8/15/20	Real Estate - Development
Boise City Urb Ren Agy Lease Rev	90,000	$96,020	0.72%	8/15/21	Real Estate - Development
Bonneville & Bingham Co ID SCD 93	150,000	$162,590	1.22%	9/15/16	General Obligations
Bonneville & Bingham Co JSD #93 GO	350,000	$371,231	2.79%	9/15/17	General Obligations
Caldwell ID GO	150,000	$153,494	1.15%	5/15/14	General Obligations
Canyon Co. ID SCD # 131 Nampa	325,000	$345,283	2.59%	8/15/19	Schools
Canyon Co. ID SCD # 131 Nampa	105,000	$109,661	0.82%	8/15/23	General Obligations
Canyon Co. ID SCD #134 Middleton	170,000	$179,054	1.35%	7/31/16	General Obligations
Canyon Co. Id SCD #139 Vallivue	350,000	$353,801	2.66%	9/15/25	Schools
Fremont & Madison JSD 215 St. Antho	200,000	$213,596	1.60%	8/15/19	General Obligations
Idaho Bond Bank Authority Rev	135,000	$138,663	1.04%	9/1/22	Pollution Control - Servcs
Idaho Bond Bank Authority	250,000	$264,563	1.99%	9/15/26	Utility - Water Supply
Idaho Bond Bank Authority	75,000	$76,226	0.57%	9/15/23	Utility - Waste Mangmt
Idaho Bond Bank Authority	90,000	$93,304	0.70%	9/15/19	Finance - Services
Idaho Bond Bank Authority Rev Ser B	100,000	$102,557	0.77%	9/15/24	Diversified Operations
Idaho Falls ID Electric	140,000	$164,895	1.24%	4/1/19	Utility - Electric Power
Idaho Health Fac Ath Holy Cross Rev	50,000	$50,089	0.38%	12/1/28	Medical - Hospitals
Idaho Health Facs Auth Rev Ref.	110,000	$110,589	0.83%	12/1/14	Medical - Hospitals
Idaho Health Facs Auth Corp	115,000	$115,575	0.87%	12/1/22	Medical - Hospitals
Idaho Health Facs Aith Rev	200,000	$216,800	1.63%	12/1/23	Medical - Hospitals
Idaho Housing & Finance Assoc.	100,000	$109,660	0.82%	6/1/17	Schools
Idaho Housing & Finance Assoc	200,000	$214,128	1.61%	7/15/24	Transportation - Services
Idaho Housing & Finance GARVEE TR-A	250,000	$251,800	1.89%	7/15/23	Roads
Idaho Housing & Finance GARVEE TR-A	50,000	$52,231	0.39%	7/15/27	Roads
Idaho Housing & Fin Ass SF Rev	100,000	$102,846	0.77%	7/1/28	Housing
Idaho State Building Authority	110,000	$112,215	0.84%	9/1/23	Building - Resident/Commercl
Idaho State University Ref & Impt	150,000	$150,048	1.13%	4/1/17	State Education
Idaho State University Rev.	220,000	$226,153	1.70%	4/1/24	State Education
Jefferson & Madison SCD 251 Rigby	100,000	$103,461	0.78%	9/1/24	General Obligations
Jerome ID Urban Renewal District	200,000	$202,952	1.52%	9/1/13	Real Estate - Development
Jerome Lincoln Gooding Co's JSC 261	125,000	$131,281	0.99%	9/15/18	General Obligations
Jerome Lincoln Gooding Co's JSD 261	250,000	$272,950	2.05%	9/15/22	General Obligations
Kootenai-Shonshone Area Librarys	220,000	$230,652	1.73%	8/1/21	General Obligations
Latah Nez Perce Clearwater JSD 283	190,000	$198,685	1.49%	8/15/27	General Obligations
Lemhi County ID GO	100,000	$105,222	0.79%	8/1/15	General Obligations
Madison Co. SCD # 321 Rexburg UTGO	410,000	$420,430	3.16%	8/15/24	General Obligations
Madison Co. SCD # 321 Rexburg UTGO	250,000	$252,360	1.90%	8/15/26	Schools
Meridian ID Free Library District	100,000	$101,129	0.76%	8/1/15	General Obligations
Minidoka & Jerome JSD # 331	75,000	$77,852	0.58%	8/15/18	General Obligations
Minidoka & Jerome JSD # 331	75,000	$76,883	0.58%	8/15/20	General Obligations
Minidoka & Jerome JSD 331	225,000	$225,731	1.70%	8/15/24	General Obligations
Minidoka & Jerome JSD # 331	160,000	$160,755	1.21%	8/15/25	General Obligations
Moscow Idaho Sewer Revenue	200,000	$205,344	1.54%	5/1/28	Utilities - Sewer
Nampa Idaho Series B	200,000	$209,464	1.57%	8/1/20	General Obligations
Nez Perce County (Jail) 2007 COP	150,000	$154,862	1.16%	2/1/21	Municipal Leases
Owyhee & Canyon Co SD 370 Homedale	160,000	$182,118	1.37%	8/15/16	Schools
Owyhee & Elmore SD 365 Grandview	350,000	$370,052	2.78%	8/15/27	Schools
Payette Co ID SCD #373	100,000	$107,856	0.81%	9/15/24	Schools
Pocatello ID Water Rev	100,000	$100,763	0.76%	2/1/24	Utility - Water Supply
Pocatello ID. Water Revenue	350,000	$357,287	2.68%	2/1/26	Utility - Water Supply
Post Falls LID 2004-1	300,000	$299,985	2.25%	5/1/21	Real Estate - Development
Troy ID Sewer System	20,000	$20,021	0.15%	2/1/10	Utilities - Sewer
University of Idaho Rev.s	200,000	$211,234	1.59%	4/1/19	State Education
University of Idaho Rev's	260,000	$273,671	2.06%	4/1/20	State Education
Valley & Adams JSD # 421 McCall	135,000	$139,119	1.05%	8/1/22	General Obligations
Valley & Adams JSD 421 McCall	290,000	$295,684	2.22%	8/1/24	Schools

	TOTAL	$13,310,003	100.00%
*Fair valued, see explanation below

Fair Value Measurments Disclosure:

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007 (March 30, 2007 for Core Fund). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liabilityin an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments carried at value:

LEVEL	VALUATION INPUTS	INVESTMENTS IN SECURITIES
		STBFX	SBFIX	SCORX	SSGFX	SSIFX	NITEX
LEVEL 1	Quoted Prices	$-	$-	$3,379,333	$14,959,154	$45,198,502	$-
LEVEL 2	Other Significant Observable Inputs	$3,461,270	$3,336,633	$1,344,954	$-	$-	$12,708,410
LEVEL 3	Significant Unobservable Inputs	$-	$-	$-	$-	$-	$601,593
TOTAL		$3,461,270	$3,336,633	$4,724,287	$14,959,154	$45,198,502	$13,310,003

Level 3 Roll-Forward Municipal Securities

Beginning Balance	$599,236
Total unrealized gains or losses	$2,357
Ending Balance	$601,593

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of the Fund's holdings consist of less than an institutional Round Lot and are considered "Odd Lots." Odd Lots trade at a discount to Round Lots to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Fund applies a discount to the valuation of Odd Lot holdings as shown in the following chart:

Total Face Value	Adjustment to Price
Under 10,000	-0.750
10,000-24,999	-0.625
25,000-49,999	-0.500
50,000-74,999	-0.375
75,000-99,999	-0.250
100,000 and up	none

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On October 21, 2009, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 26, 2009

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 26, 2009